SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2017
Operating equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	6.50%
Operating equipment [Member] | Minimum [Member] | Majority [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Operating equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Operating equipment [Member] | Maximum [Member] | Majority [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Office furniture, equipment and computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	7.00%
Office furniture, equipment and computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	2.50%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of depreciation method	Duration of the lease which is less or equal to useful life.